NOTE 6 - DEBT DISCOUNT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Amortization of debt discount	$ 144,322	$ 318,642